Interim Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Net change (net of tax effect)	$ 35	$ 98
Net change net of tax effect	$ (294)	$ 116